Revenue - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Jan. 01, 2018
Disaggregation of Revenue [Line Items]
Adjustment to retained earnings	$ 1,379,624	$ 1,247,945		$ 1,379,624	$ 1,246,639
Revenue	1,501,848	1,417,536	$ 1,337,991
Contract assets	6,900			6,900
Deferred revenue, current	45,358	49,357		45,358
Revenue recognized related to advance customer payments previously received	44,500
Accrued and Other Current Liabilities
Disaggregation of Revenue [Line Items]
Deferred revenue, current	45,400	49,400		45,400
Other Long-Term Liabilities
Disaggregation of Revenue [Line Items]
Deferred revenue, noncurrent	9,000	6,200		$ 9,000
Instruments
Disaggregation of Revenue [Line Items]
Revenue	186,389	$ 174,821	$ 171,860
ASU 2014-09 | Effect of Topic 606
Disaggregation of Revenue [Line Items]
Adjustment to retained earnings					$ (1,306)
Revenue	$ 9,384
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Minimum
Disaggregation of Revenue [Line Items]
Concentration risk				78.00%
Sales Revenue, Net | Product Concentration Risk | Consumable Products | Maximum
Disaggregation of Revenue [Line Items]
Concentration risk				80.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales				7.00%
Sales Revenue, Net | Product Concentration Risk | Related Revenue | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales				9.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Minimum
Disaggregation of Revenue [Line Items]
Percentage of net sales				12.00%
Sales Revenue, Net | Product Concentration Risk | Instruments | Maximum
Disaggregation of Revenue [Line Items]
Percentage of net sales				13.00%